                                                   Filed Pursuant to Rule 497(e)
                                                   Registration File No. 2-57209

                          SUPPLEMENT DATED JUNE13, 2005
                                       TO
                                  DAVIS SERIES
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005

The following disclosure supplements the disclosure in the entitled
"Non-Fundamental Restrictions":

     8.   Convertible Securities Under normal circumstances, Davis Appreciation
          & Income Fund invests at least 50% of its total assets in convertible securities.